Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of expense by nature

				2024
	Cost of sales (i)	Selling, general and administrative	Mineral exploration and project evaluation	Total
Raw materials and consumables used	(1,187,542)	-	-	(1,187,542)
Third-party services	(481,942)	(43,170)	(49,197)	(574,309)
Depreciation and amortization	(322,135)	(7,375)	(688)	(330,198)
Employee benefit expenses	(209,526)	(60,124)	(9,630)	(279,280)
Others	(27,265)	(16,659)	(8,461)	(52,385)
	(2,228,410)	(127,328)	(67,976)	(2,423,714)

				2023
	Cost of sales (i)	Selling, general and administrative	Mineral exploration and project evaluation	Total
Raw materials and consumables used	(1,228,138)	-	-	(1,228,138)
Third-party services	(508,556)	(44,441)	(73,210)	(626,207)
Depreciation and amortization	(306,251)	(4,025)	(199)	(310,475)
Employee benefit expenses	(204,269)	(53,534)	(13,786)	(271,589)
Others	(27,143)	(24,599)	(12,417)	(64,159)
	(2,274,357)	(126,599)	(99,612)	(2,500,568)

				2022
	Cost of sales	Selling, general and administrative	Mineral exploration and project evaluation	Total
Raw materials and consumables used	(1,421,712)	-	-	(1,421,712)
Third-party services	(474,280)	(40,237)	(64,959)	(579,476)
Depreciation and amortization	(283,928)	(4,286)	(58)	(288,272)
Employee benefit expenses	(181,375)	(58,864)	(18,030)	(258,269)
Others	(32,641)	(41,783)	(15,754)	(90,178)
	(2,393,936)	(145,170)	(98,801)	(2,637,907)

(i) As of December 31, 2024, the Company recognized USD 3,661 in Cost of sales related to idle-capacity costs in El Porvenir due to the suspension of the mine for ten days (USD 12,455 as of December 31, 2023) and USD 34,591 including depreciation of USD 9,092 (USD 77,639 including depreciation of USD 22,024 as of December 31, 2023) related to the idleness of the Aripuanã mine and plant capacity incurred during the ramp-up phase. Idle capacity costs are calculated considering the significant reduction in the level of production due to unusual events.